UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 151.9%

Security	Principal Amount (000’s omitted)	Value
Education — 11.8%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$230,478
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	390,040
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	837,641
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,943,584
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	287,370
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,766,714
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	719,649
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	482,126
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	331,592
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	973,572
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	1,014,594
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,060,942
University of California, 5.25%, 5/15/39	1,045	1,178,394
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	234,161

		$12,450,857

Electric Utilities — 13.3%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$311,634
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,329,737
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,730,475
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,389,300
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,693,890
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,597,234
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,145,240
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	774,540
Vernon, Electric System Revenue, 5.125%, 8/1/21	900	999,711

		$13,971,761

Escrowed/Prerefunded — 6.6%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$785,141
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,509,946
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,693,669
Tustin Community Facilities District, Prerefunded to 9/1/17, 6.00%, 9/1/37	500	540,045
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	400	439,844

		$6,968,645

General Obligations — 25.5%
California, 5.00%, 10/1/31	$1,885	$2,274,686
California, 5.50%, 11/1/35	1,600	1,899,648
California, 6.00%, 4/1/38	750	861,795
Escondido, 5.00%, 9/1/36	1,000	1,188,000
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,187,241
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,181,948
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,713,235
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	1,017,664
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,620,948
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,721,871

Security	Principal Amount (000’s omitted)	Value
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	$3,180	$3,579,980
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,558,522

		$26,805,538

Hospital — 13.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,183,820
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	222,720
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	724,287
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,030,784
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,352,760
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,154,270
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,339,994
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	619,493
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	612,336
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,933,497
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,871,406

		$14,045,367

Insured-Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,518,425

		$1,518,425

Insured-Electric Utilities — 2.8%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$2,985,495

		$2,985,495

Insured-Escrowed/Prerefunded — 10.0%
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/34	$6,485	$2,446,791
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/35	4,825	1,721,464
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	5,130	4,211,627
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	2,005	2,135,064

		$10,514,946

Insured-General Obligations — 4.6%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,144,520
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,679,712

		$4,824,232

Insured-Hospital — 7.7%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,912,557
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,196,200

		$8,108,757

Insured-Lease Revenue/Certificates of Participation — 7.8%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,355,625
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,796,905

		$8,152,530

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 2.7%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$748,112
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	438,195
Successor Agency to Hawthorne Community Redevelopment Agency, (AGM), 5.00%, 9/1/32	1,385	1,637,749

		$2,824,056

Insured-Transportation — 8.6%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,972,000
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,582,190
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	740	758,300
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,323,348
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,416,744

		$9,052,582

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,056,496

		$1,056,496

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$408,027

		$408,027

Senior Living/Life Care — 2.4%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$332,381
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	600	697,482
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(3)	175	180,386
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.875%, 11/15/36(3)	700	722,169
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	632,097

		$2,564,515

Special Tax Revenue — 16.1%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$877,615
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	293,978
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	474,274
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,597,107
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	282,931
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	559,618
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	277,039
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	384,007
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	273,552
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,775,624
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/34	1,500	1,799,115
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,486,975
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	561,499
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	836,295
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,918,768
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,626,478
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	942,672

		$16,967,547

Security	Principal Amount (000’s omitted)	Value
Transportation — 13.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	$2,000	$2,008,720
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	1,000	1,138,130
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,412,772
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,707,435
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,628,325
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,098,045
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,531,228

		$14,524,655

Water and Sewer — 1.9%
California Department of Water Resources, 5.00%, 12/1/29	$25	$27,501
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,953,028

		$1,980,529

Total Tax-Exempt Municipal Securities — 151.9% (identified cost $144,892,853)		$159,724,960

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,920,170

Total Taxable Municipal Securities — 1.8% (identified cost $1,750,000)		$1,920,170

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.7%
Dignity Health, 3.812%, 11/1/24	$720	$754,910

Total Corporate Bonds & Notes — 0.7% (identified cost $720,000)		$754,910

Total Investments — 154.4% (identified cost $147,362,853)		$162,400,040

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.8)%		$(3,000,117)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (44.7)%		$(46,975,000)

Other Assets, Less Liabilities — (6.9)%		$(7,254,192)

Net Assets Applicable to Common Shares — 100.0%		$105,170,731

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 29.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 16.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,017,752.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $1,600,037 or 1.5% of the Trust’s net assets applicable to common shares.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	38	Short	Jun-16	$(4,986,538)	$(4,959,594)	$26,944
U.S. Long Treasury Bond	29	Short	Jun-16	(4,794,688)	(4,771,406)	23,282

						$50,226

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

At February 29, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $50,226.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$135,130,762

Gross unrealized appreciation	$15,810,068
Gross unrealized depreciation	(375,790)

Net unrealized appreciation	$15,434,278

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$159,724,960	$—	$159,724,960
Taxable Municipal Securities	—	1,920,170	—	1,920,170
Corporate Bonds & Notes	—	754,910	—	754,910
Total Investments	$—	$162,400,040	$—	$162,400,040
Futures Contracts	$50,226	$—	$—	$50,226
Total	$50,226	$162,400,040	$—	$162,450,266

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at February 29, 2016 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at February 29, 2016.

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016